Financial Instruments and Risk Management (Schedule of Interest Rate Risk) (Details) - USD ($) $ in Thousands	11 Months Ended
	Dec. 31, 2017	Jan. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Cash	$ 6,931	$ 18,674
Convertible debt	49,067	42,154
Non-convertible debt	92,268	65,752
Maximum exposure to credit risk	9,896
Interest rate risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash	6,931	18,674
Convertible debt	49,067	42,154
Non-convertible debt	92,268	$ 65,752
Net carrying value of debt	1,413
Foreign currency net monetary asset position	$ 69